Segment Reporting - Schedule of Property Plant and Equipment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule of Property Plant and Equipment [Line Items]
Net sales	$ 11,151	$ 4,825
Total Property, plant and equipment, net of depreciation	5,014		$ 3,770
North America [Member]
Schedule of Property Plant and Equipment [Line Items]
Net sales	5,560	3,083
Europe, Middle East & Africa [Member]
Schedule of Property Plant and Equipment [Line Items]
Net sales	3,705	852
Total Property, plant and equipment, net of depreciation	5,014		$ 3,770
Asia Pacific [Member]
Schedule of Property Plant and Equipment [Line Items]
Net sales	1,886	795
Latin America [Member]
Schedule of Property Plant and Equipment [Line Items]
Net sales		$ 95